NATURE OF OPERATIONS (Details)	Oct. 01, 2025	Apr. 01, 2025	Mar. 31, 2025	Dec. 06, 2024	Oct. 01, 2023
Organic Inc.
Disclosure of detailed information about business combination [line items]
Equity interest acquired					100.00%
Motif Labs Ltd. (“Motif”)
Disclosure of detailed information about business combination [line items]
Equity interest acquired		100.00%		100.00%
Collective Project Limited ("CPL")
Disclosure of detailed information about business combination [line items]
Equity interest acquired			100.00%
Collective Project Limited ("CPL") | Major business combination
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%